Victory Portfolios IV

5935 La Cantera Parkway

San Antonio, Texas 78256

April 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios IV

File Nos. 333-282907; 811-24019

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”) with respect to each of the series portfolios of the Registrant with a fiscal year-end ended November 30, 2025 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectus for Victory Pioneer Select Mid Cap Growth Fund and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 7 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 27, 2026, accession number 0001193125-26- 128874.

If you have any questions or comments regarding this filing, please call Jay G. Baris of Sidley Austin LLP at 212-839-8600, or Matthew J. Kutner of Sidley Austin LLP at 212-839-8679.

Very truly yours,

Victory Portfolios IV

By: /s/ Thomas Dusenberry

Thomas Dusenberry

President